Straight - Line Method over the Remaining Lease Term or the Life of the Asset (Detail)	12 Months Ended
Dec. 31, 2011
Leasehold Improvements
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Office Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Office Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years